Schedule of income tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total current tax		$ (924)	$ 766
Total deferred tax	(1,603)	365	375
Total income tax	(1,603)	(559)	1,141
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax		19	975
Total income tax		19	975
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax		(924)	766
Total deferred tax	(1,603)	384	1,350
Total income tax	(1,603)	(540)	2,116
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Total current tax			(52)
Total deferred tax			(96)
Country of domicile [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax
Country of domicile [member] | Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax			(52)
Total deferred tax			(96)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Total current tax		(924)	818
Total deferred tax	(1,603)	365	471
Foreign countries [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax		19	975
Foreign countries [member] | Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax		(924)	818
Total deferred tax	$ (1,603)	$ 384	$ 1,446